Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Stockholders' Equity
Stockholders' Equity

Note 9 — Stockholders’ Equity

Total authorized capital stock of the Company as of December 31, 2023, is 300,000,000 shares of common stock and 10,000,000 shares of preferred stock. As of March 31, 2024, and December 31, 2023, there were 12,926,296 and 11,956,823 shares of common stock issued and outstanding and no shares of preferred stock outstanding, respectively.

Note 11 — Stockholders Equity

Total authorized capital stock of the Company as of December 31, 2023 is 300,000,000 shares of common stock and 10,000,000 shares of preferred stock. As of December 31, 2023, there were 11,956,823 shares of common stock issued and outstanding and no shares of preferred stock outstanding.

As of December 31, 2022, there were 5,292,384 shares of Legacy ICI Class A common stock issued and outstanding.